Long-Term Debt Schedule of Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Short-term financing	$ 965	$ 2,641	$ 1,772
Various notes payable	4,036	4,521	6,235
Loan facility		0	9,998
Convertible notes		0	22,500
Total long-term debt	5,001	7,162	40,505
Less current portion of long-term debt and short-term financing	(2,574)	(4,404)	(3,675)
Long-term debt		2,758	36,830
Less unamortized discounts		0	(6,504)
Long-term debt, net of discount and current portion	$ 2,427	$ 2,758	$ 30,326